Reinsurance (Tables)	12 Months Ended
Dec. 31, 2023
Reinsurance Disclosures [Abstract]
Summary of Assumed and Ceded Reinsurance on Premiums Written, Premiums Earned and Insurance Losses and Loss Adjustment Expenses

	Twelve Months Ended December 31,
	2023	2022	2021
	($ in millions)
Premiums written:
Insurance	$2,446.6	$2,531.7	$2,341.4
Reinsurance	1,521.0	1,807.0	1,597.0
Ceded	(1,385.7)	(1,442.7)	(1,350.7)
Net written premiums	$2,581.9	$2,896.0	$2,587.7

Premiums earned:
Insurance	$2,444.8	$2,370.8	$2,139.1
Reinsurance	1,562.0	1,617.2	1,479.2
Ceded	(1,392.3)	(1,299.3)	(1,207.8)
Net earned premiums	$2,614.5	$2,688.7	$2,410.5

Losses and loss adjustment expenses:
Insurance	$1,644.5	$1,574.2	$1,499.8
Reinsurance	707.2	939.5	1,000.6
Ceded	(798.7)	(833.7)	(807.1)
Losses and loss adjustment expenses	$1,553.0	$1,680.0	$1,693.3